Commitments and Contingencies (Details) - UNS Electric Inc. - Engineering, procurement and construction agreement $ in Millions	May 31, 2025 USD ($) turbine
Site Contingency [Line Items]
Other commitment | $	$ 233
Number of gas engine turbines | turbine	4